Taxation (Details) - Schedule of Deferred Income Tax Assets and Liabilities - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets:
Operating loss carryforwards	$ 76	$ 398
Foreign exchange valuations		334
Allowance for expected credit losses	363	175
Unrealized losses on investments	3,961	4,877
Other deferred tax assets	171	4
Total deferred tax assets	4,571	5,788
Deferred tax liabilities:
Foreign exchange valuations	(220)
Other deferred tax valuation	(194)
Total deferred tax liabilities	(414)
Net deferred tax asset	$ 4,157	$ 5,788